                                     485APOS
                            Post-Effective Amendment

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 32                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     Amendment No. 34                                                [X]

                        (Check appropriate box or boxes.)

                   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS

               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200

               (Address of Principal Executive Offices) (Zip Code)

     Registrant's Telephone Number, including Area Code: (816) 531-5575

David C. Tucker, Esquire, 4500 Main Street, 9th Floor, Kansas City, MO 64141-6200

                (Name and Address of Agent for Service)

       Approximate Date of Proposed Public Offering: August 29, 2003

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on August 29, 2003 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

Your

American Century

prospectus
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                                                                         R Class
                                                            Income & Growth Fund
                                                              Small Company Fund

                                                               August 29, 2003

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                      American Century Investment Services, Inc.

   Dear Investor,

     American Century is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors. We believe our relationship with you begins with providing a prospectus that's easy to read, and more importantly, that gives you the information you need to have confidence in the investment decisions you have made or are soon to make.

     Naturally, you may have questions about investing after you read through the Prospectus. Please contact your investment professional with questions or for more information about our funds.

   Sincerely,

   American Century Investment Services, Inc.

Table of Contents

An Overview of the Funds.......................................................X

Fund Performance History.......................................................X

Fees and Expenses..............................................................X

Objectives, Strategies and Risks...............................................X
Income & Growth Fund
Small Company Fund

Performance Information of Other Class

This symbol is used throughout the book to highlight definitions of key investment terms and to provide other helpful information.

An Overview of the Funds

What are the funds' investment objectives?

These funds seek long-term capital growth. For Income & Growth, income is a secondary objective.

What are the funds' primary investment strategies and principal risks?

In selecting stocks for Income & Growth, the fund managers select primarily from the 1,500 largest publicly traded U.S. companies. For Small Company, the fund managers select primarily from the equity securities of smaller-capitalization
U.S. companies. The managers use quantitative, computer-driven models to construct the portfolio of stocks for each fund. A more detailed description of the funds' investment strategies begins on page x.

The funds' principal risks include

*   Market Risk - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*   Price Volatility - The value of a fund's shares may fluctuate significantly in the short term.

*   Principal Loss - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Who may want to invest in the funds?

The funds may be a good investment if you are

*   seeking long-term capital growth from your investment
*   comfortable with the funds' short-term price volatility
*   comfortable with the risks associated with the funds' investment strategy
*   investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the funds?
The funds may not be a good investment if you are

*   seeking current income from your investment in Small Company
*   investing for a short period of time
*   uncomfortable with short-term volatility in the value of your investment

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance History

Income & Growth Fund
Small Company Fund

When the R Class of the funds has investment results for a full calendar year, this section will feature charts that show

*   Annual Total Returns

*   Highest and Lowest Quarterly Returns

*   Average Annual Total Returns for the R Class of the fund, including a comparison of these returns to a benchmark index

If the R Class had existed during the periods presented, its performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities. However, performance of the R Class would have been lower because of its higher expense ratio.

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year. The returns of the fund's R class of shares will differ from those returns shown in the charts, depending on the expenses of that class.

INCOME & GROWTH FUND - INVESTOR CLASS

[data from bar chart]

2002            -19.37%
2001             -8.37%
2000            -10.54%
1999             17.96%
1998             27.67%
1997             34.52%
1996             24.15%
1995             36.88%
1994             -0.55%
1993             11.31%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                 Highest                           Lowest
Income & Growth          22.12% (4Q 1998)                          -17.12% (3Q 2002)

SMALL COMPANY FUND - INVESTOR CLASS

[data from bar chart]

2002           -4.00%
2001            3.99%
2000            8.90%
1999            9.76%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                 Highest                           Lowest
Small Company            20.30% (4Q 2001)                          -15.52% (3Q 2002)

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways. Because the funds' R
Class shares did not have a full calendar year's worth of performance, they are not included.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

Investor Class

For the calendar year ended December 31, 2002                 1 year            5 years          10 years   Life of Class (1)
Income & Growth
Return Before Taxes                                           -19.37%           -0.09%           9.67%      11.79%

Return After Taxes on Distributions                           -19.81%           -0.79%           7.88%      N/A

Return After Taxes on Distributions
and Sale of Fund Shares                                       -11.88%           -0.29%           7.31%      N/A

S&P 500 Index                                                 -22.10%           -0.59%           9.34%      10.80%(2)
(reflects no deduction for fees, expenses or taxes)

Small Company

Return Before Taxes                                           -4.00%            N/A              N/A        4.17%

Return After Taxes on Distributions                           -4.07%            N/A              N/A        3.67%

Return After Taxes on Distributions
and Sale of Fund Shares                                       -2.38%            N/A              N/A        3.26%

S&P SmallCap 600 Index                                        -14.63%           N/A              N/A        3.24%
(reflects no deduction for fees, expenses or taxes)

1The inception dates for the Investor Class are Income & Growth, December
17, 1990; and Small Company, July 31, 1998. Only a fund with performance for less than 10 years shows after-tax returns for the life of the fund.

2Since December 20, 1990, the date closest to the class's inception for which data is available.

The performance information on these pages is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes)
does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-378-9878.

Fees and Expenses

There are no sales loads, fees or other charges

*   to buy fund shares directly from American Century
*   to reinvest dividends in additional shares
*   to exchange into the same class of shares of other American Century funds
*   to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)

                             Management        Distribution and            Other        Total Annual Fund
                             Fee (1)           Service (12b-1) Fees (2)    Expenses     Operating Expenses
Income & Growth
R Class                      0.69%             0.50%                       0.00 (3)     1.19%

Small Company
R Class                      0.89%             0.50%                       0.01%(4)     1.40%

1 Based on assets of all classes of a particular fund during the funds' most recent fiscal year. The funds have stepped-fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase and increase as fund assets decrease.

2 The 12b-1 fee is designed to permit investors to purchase shares through broker-dealers, banks, insurance companies and other financial intermediaries.
The fee may be used to compensate such financial intermediaries for distribution and other shareholder services. For more information, see Service and
Distribution Fees, page X.

3 Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

4 Other expenses include the fees and expenses of the funds' independent directors and their legal counsel, as well as interest.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*   invest $10,000 in the fund
*   redeem all of your shares at the end of the periods shown below
*   earn a 5% return each year
*   incur the same operating expenses as shown above

....your cost of investing in the fund would be:

                              1 year       3 years       5 years      10 years
Income & Growth
   R Class                     $121         $376          $652         $1,435

Small Company
   R Class                     $142         $441          $762         $1,669

Objectives, Strategies and Risks

Income & Growth Fund
Small Company Fund

What are the funds' investment objectives?

Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective.

Small Company seeks capital appreciation by investing primarily in common stocks of small companies.

How do the funds pursue their investment objectives?

The funds' investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) for Income
& Growth, and primarily smaller companies for Small Company,from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

What are the differences between the funds?

*   When building Income & Growth's portfolio, the fund managers also attempt to create a dividend yield for the fund that will be greater than that of the
    S&P 500.

*   Under normal market conditions, at least 80% of Small Company's portfolio will consist of stocks of companies that, at the time of investment, have market capitalization not greater than that of the largest company in the
    S&P SmallCap 600 Index. If the companies in which the fund invests are successful, these companies may grow into medium- and larger-sized companies. In addition, if the fund managers determine that the availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest up to 20% of the fund's assets in medium-and larger-sized companies.

What are the principal risks of investing in the funds?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Each fund's performance will be closely tied to the performance of its benchmark. If a fund's benchmark goes down, it is likely that the fund's performance will go down.

Although current income is an objective for Income & Growth, if the stocks that make up its benchmark do not have a high dividend yield, then Income & Growth's dividend yield will not be high.

A fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the quantitative style used by the funds and/or the stocks contained in the funds' respective benchmarks, the funds' gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to the funds, the advisor receives a unified management fee based on the average net assets of the specific class of shares of the funds. The amount of the management fee for each fund is determined daily using a two-step formula that takes into account each fund's strategy and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The R Class of the funds had no assets as of the date of this prospectus. The R
Class of the funds will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules:

       Investment Category Fee Schedule                         Complex Fee Schedule (R Class)

       Category Assets           Fee Rate                       Complex Assets                 Fee Rate
       ---------------           --------                       --------------                 --------
       First $1 billion          0.5200%                        First $2.5 billion             0.3100%
       Next $5 billion           0.4600%                        Next $7.5 billion              0.3000%
       Next $15 billion          0.4160%                        Next $15.0 billion             0.2985%
       Next $25 billion          0.3690%                        Next $25.0 billion             0.2970%
       Next $50 billion          0.3420%                        Next $50.0 billion             0.2960%
       Next $150 billion         0.3390%                        Next $100.0 billion            0.2950%
       Thereafter                0.3380%                        Next $100.0 billion            0.2940%
                                                                Next $200.0 billion            0.2930%
                                                                Next $250.0 billion            0.2920%
                                                                Next $500.0 billion            0.2910%
                                                                Thereafter                     0.2900%

The Fund Management Teams

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment teams are identified below.

John Schniedwind

Mr. Schniedwind, Chief Investment Officer - Quantitative Equity, has been a member of the team since the funds' inception. He joined American Century in
1982 and also supervises other portfolio management teams. He has degrees from
Purdue University and an MBA in finance from the University of California -
Berkeley. He is a CFA charterholder.

Jeffrey R. Tyler

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century as a Portfolio Manager in January 1988. He has a bachelor's degree in business economics from the
University of California - Santa Barbara and an MBA in finance and economics from Northwestern University. He is a CFA charterholder.

Kurt Borgwardt

Mr. Borgwardt, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century in August 1990 and also has managed the quantitative equity research effort. He has a bachelor of arts from Stanford University and an MBA with a specialization in finance from the University of Chicago. He is a CFA charterholder.

Vivienne Hsu

Ms. Hsu, Portfolio Manager, has been a member of the team since July 1997 and was promoted to Portfolio Manager in February 2002. She joined American Century as a quantitative analyst and became a senior analyst in 2000. She has a bachelor's degree in applied mathematics from University of California -
Berkeley and an MBA from the Haas School of Business, University of California -
Berkeley. She is a CFA charterholder.

William Martin

Mr. Martin, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century in 1989. He has a degree from the University of Illinois. He is a CFA charterholder.

Wilhelmine von Turk

Ms. von Turk, Portfolio Manager, has been a member of the team since July 1998.
She joined American Century in November 1995 as a Senior Research Analyst and
was promoted to Portfolio Manager in February 2000. She has a bachelor of arts from Wellesley College and a Ph.D in statistics from the University of
California - Berkeley. She is a CFA charterholder.

Thomas P. Vaiana

Mr. Vaiana, Portfolio Manager, has been a member of the team since February
2001. He joined American Century in February 1997 as a Credit Analyst and was
promoted to Portfolio Manager in August 2000. He has a bachelor's degree in business finance from California State University.

Zili Zhang

Mr. Zhang, Vice President and Portfolio Manager/Director of Quantitative
Research, has been a member of the team since joining American Century in
January 1997 as a research analyst and was promoted to Portfolio Manager in
2002. He manages the quantitative research team. He has a bachelor's degree in physics from University of Science and Technology of China and a Ph.D in
theoretical physics from the University of Texas at Austin.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

Investing with American Century

Eligibility for R Class Shares

The R Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

Minimum Initial Investment Amounts

To open an account, the minimum initial investments are $2,000 for a Coverdell
Education Savings Account (CESA, formerly an Education IRA), and $2,500 for all other accounts.

Investing through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*   minimum investment requirements
*   exchange policies
*   fund choices
*   cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

The financial intermediary through which you may purchase, redeem and exchange fund shares may charge a transaction-based or other fee for their services.
Those charges are retained by the intermediary and are not shared with American
Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

We discourage market timing and other abusive trading practices, and we take steps to minimize the effect of these activities in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Signature Guarantees

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*   Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*   Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*   You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Your Responsibility for Unauthorized Transactions

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Redemptions

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

A fund's net asset value, or NAV, is the price of the fund's shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

Redemption of Shares in Low-Balance Accounts

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

Share Price and Distributions

Share Price

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value. Trading of securities in foreign markets may not take place every day the Exchange is open.
Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order. Good order means that your instructions have been received in the form required by American Century.
This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized by a fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

The funds pay distributions of substantially all their income quarterly.
Distributions from realized capital gains are paid twice a year, usually in
March and December. They may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through its investment activities.
Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income,  unless they are designated as qualified  dividend income, in which case they are taxed as long-term capital gains.

Qualified dividend income is a dividend received by the fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required holding period.

For capital  gains  recognized  by the fund prior to May 6, 2003,  the following rates apply:

  Type of Distribution                      Tax Rate for 10% and          Tax Rate for
                                            15% Brackets                  All Other Brackets

  Short-term capital gains                  Ordinary income rate          Ordinary   income rate
  Long-term capital gains (1-5 years)       10%                           20%
  Long-term capital gains (>5 years)         8%                           20%

For capital gains recognized by the fund after May 5, 2003, and for income distributions designated as qualified dividend income, the following rates apply:

  Type of Distribution                      Tax Rate for 10% and           Tax Rate for
                                            15% Brackets                   All Other Brackets

  Short-term capital gains                  Ordinary Income                Ordinary Income

  Long-term capital gains (> 1 year)        5%                             15%

  and Qualified Dividend Income

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Multiple Class Information

American Century offers five classes of the funds: Investor Class, Institutional
Class, Advisor Class, C Class and R Class. The shares offered by this Prospectus are R Class shares. R Class shares are offered primarily through employer-sponsored retirement plans and through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the class offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at

1-800-345-2021 for Investor Class shares

1-800-345-3533 for Institutional Class shares.

1-800-378-9878 for Advisor Class and C Class shares

You also can contact a sales representative or financial intermediary who offers that class of shares. Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are
(a) each class may be subject to different expenses specific to that class; (b)
each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d)
each class may have different exchange privileges; and (e) the Institutional
Class may provide for automatic conversion from that class into shares of the
Investor Class of the same fund.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' R Class shares have a 12b-1 plan. Under the R Class
Plan, the funds' R Class pays an annual fee of 0.50% of R Class average net assets to the distributor. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers, insurance companies and recordkeepers that make R Class shares available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. For additional information about the Plans and their terms, see
Multiple Class Structure in the Statement of Additional Information.

In addition, the advisor or the funds' distributor may make payments for various services or other expenses out of their past profits or other available sources.
Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of these payments is determined by the advisor or the distributor and is not paid by you.

Performance Information of Other Class

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is lower than the R Class offered by this prospectus. If the
R Class had existed during the periods presented, its performance would have been lower because of the additional expenses.

The tables on the next few pages itemize what contributed to the changes in the
Investor Class share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*   share price at the beginning of the period
*   investment income and capital gains or losses
*   distributions of income and capital gains paid to investors
*   share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*   Total Return - the overall percentage of return of the fund, assuming the reinvestment of all distributions
*   Expense Ratio - the operating expenses of the fund as a percentage of average net assets
*   Net Income Ratio - the net investment income of the fund as a percentage of average net assets
*   Portfolio Turnover - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

INCOME & GROWTH FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
----------------------------------------------------------------------------------------------------------------------
                                                          2002         2001          2000        1999       1998
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                    $27.35       $30.19        $34.05       $29.25    $24.31
----------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
    Net Investment Income(1)                              0.33         0.30          0.29         0.33      0.36
------------------------------------------------------
    Net Realized and Unrealized Gain (Loss)              (5.61)       (2.84)        (3.86)        4.87      6.23
----------------------------------------------------------------------------------------------------------------------
    Total From Investment Operations                     (5.28)       (2.54)        (3.57)        5.20      6.59
----------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
    From Net Investment Income                           (0.33)       (0.30)        (0.29)       (0.33)    (0.35)
------------------------------------------------------
    From Net Realized Gains                                --           --            --         (0.07)    (1.30)
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (0.33)       (0.30)        (0.29)       (0.40)    (1.65)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $21.74       $27.35        $30.19       $34.05    $29.25
======================================================================================================================
    TOTAL RETURN(2)                                     (19.37)%      (8.37)%      (10.54)%      17.96%    27.67%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets         0.69%        0.68%         0.67%        0.68%       0.69%
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      1.34%        1.07%         0.89%        1.08%       1.31%
------------------------------------------------------
Portfolio Turnover Rate                                     67%          61%           64%          58%         86%
------------------------------------------------------
Net Assets, End of Period (in thousands)             $3,122,386   $4,450,654    $5,433,541   $6,363,283  $4,313,575
----------------------------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

SMALL COMPANY FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                      2002      2001        2000       1999      1998(1)
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $5.75     $5.79       $5.49      $5.02      $5.00
---------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
    Net Investment Income (Loss)(2)                   --(3)    (0.01)      (0.01)      --(3)      --(3)
--------------------------------------------------
    Net Realized and Unrealized Gain (Loss)          (0.23)     0.22        0.49       0.48       0.02
---------------------------------------------------------------------------------------------------------
    Total From Investment Operations                 (0.23)     0.21        0.48       0.48       0.02
---------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
    From Net Investment Income                          --        --          --       --(3)        --
--------------------------------------------------
    From Net Realized Gains                          (0.02)    (0.25)      (0.18)     (0.01)        --
---------------------------------------------------------------------------------------------------------
    Total Distributions                              (0.02)    (0.25)      (0.18)     (0.01)        --
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $5.50     $5.75       $5.79      $5.49      $5.02
=========================================================================================================
    TOTAL RETURN(4)                                  (4.00)%    3.99%       8.90%      9.76%      0.40%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets     0.90%     0.88%       0.88%      0.88%    0.94%(5)
--------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                 0.03%   (0.18)%     (0.13)%      0.06%    0.20%(5)
--------------------------------------------------
Portfolio Turnover Rate                                116%      165%         93%       148%        30%
--------------------------------------------------
Net Assets, End of Period (in thousands)           $113,685   $26,899     $22,178    $17,058    $14,971
---------------------------------------------------------------------------------------------------------

(1)  July 31, 1998 (inception) through December 31, 1998.

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

More information about the funds is contained in these documents

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for
                            location and hours.

On the Internet             *EDGAR database at www.sec.gov
                            *By email request at publicinfo@sec.gov

By mail                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference                     Fund Code         Ticker            Newspaper Listing

Income & Growth Fund
   R Class                          N/A              N/A               IncGro

Small Company Fund
   Advisor Class                    N/A              N/A               SmCpQ

Investment Company Act File No. 811-5447

                                       American Century Investments
                                              P.O. Box 419786
                                     Kansas City, Missouri 64141-6786

                                              1-800-378-9878

0309
SH-PRS-34869

American Century
statement of
additional information

September 2, 2003

American Century Quantitative Equity Funds
Income & Growth Fund
Equity Growth Fund
Small Company Fund
Global Gold Fund
Global Natural Resources Fund
Utilities Fund

This Statement of Additional Information
adds to the discussion in the funds' Prospectuses,
dated May 1, 2003, but is not a prospectus.
The Statement of Additional Information should
be read in conjunction with the funds' current
Prospectuses. If you would like a copy of the
Prospectuses, please contact us at one of the
addresses or telephone numbers listed on the
back cover or visit American Century's Web site
at www.americancentury.com.

This Statement of Additional Information
incorporates by reference certain information that
appears in the funds' annual and semiannual
reports, which are delivered to all shareholders.
You may obtain a free copy of the funds' annual or
semiannual reports by calling 1-800-345-2021.

American Century
Investment Services, Inc.

Table of Contents

The Funds' History..........................................................2

Fund Investment Guidelines..................................................3
      Income & Growth, Equity Growth, Small

Taxes 42

THE FUNDS' HISTORY

American Century Quantitative Equity Funds is a registered open-end management investment company that was organized as a California corporation named Benham
Equities, Inc. on December 31, 1987. From August 18, 1988, to January 1, 1997,
it was known as Benham Equity Funds. Throughout the Statement of Additional
Information, we refer to American Century Quantitative Equity Funds as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

Fund                                Ticker Symbol          Inception Date

--------------------------------------------------------------------------------
Income & Growth
   Investor Class                   BIGRX                  12/17/1990
   Advisor Class                    AMADX                  12/15/1997
   Institutional Class              AMGIX                  01/28/1998
   C Class                          ACGCX                  06/28/2001

--------------------------------------------------------------------------------
Equity Growth
   Investor Class                   BEQGX                  05/09/1991
   Advisor Class                    BEQAX                  10/09/1997
   Institutional Class              AMEIX                  01/02/1998
   C Class                          AEYCX                  07/18/2001

--------------------------------------------------------------------------------
Small Company
   Investor Class                   ASQIX                  07/31/1998
   Advisor Class                    asqax                  09/07/2000
   Institutional Class              ASCQX                  10/01/1999

--------------------------------------------------------------------------------
Global Gold
   Investor Class                   BGEIX                  08/17/1988
   Advisor Class                    ACGGX                  05/06/1998

--------------------------------------------------------------------------------
Global Natural Resources
   Investor Class                   BGRIX                  09/15/1994
   Advisor Class                    ACGNX                  04/26/1999

--------------------------------------------------------------------------------
Utilities
   Investor Class                   BULIX                  03/01/1993
   Advisor Class                    ACUTX                  06/25/1998

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with individual funds also appear herein, while techniques and risks applicable to all of the funds appear in the section, Investment Strategies and
Risks, which begins on page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Each fund, except Global Gold and Global Natural Resources, is diversified as defined in the Investment Company Act of 1940 (the Investment Company Act).
Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Global Gold and Global Natural Resources are classified as nondiversified.
Nondiversified status gives a fund more flexibility to hold large positions in a small number of securities. If so, a price change in any one of these securities may have a greater impact on a fund's share price than would be the case in a diversified fund.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company); and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

INCOME & GROWTH, EQUITY GROWTH,
SMALL company AND GLOBAL NATURAL RESOURCES

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks and equity-equivalent securities.
However, subject to the specific limitations applicable to a fund, the funds'
management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those discussed under
Investment Strategies and Risks, when such a course is deemed appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the manager, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested in stocks, regardless of the movement of stock prices generally. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use futures contracts as a way to expose each fund's cash assets to the market, while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage a fund's portfolios, so there is no greater market risk to the funds than if they purchase stocks. See Derivative Securities, page 11,
Short-Term Securities, page 14 and Futures and Options, page 14.

GLOBAL GOLD

In general, within the restrictions outlined here and in this fund's Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. One of the non-stock investments the fund managers may make is in gold itself, as described below.

Gold Bullion. As a means of seeking its principal objective of capital appreciation and when it is felt to be appropriate as a possible hedge against inflation, Global Gold may invest a portion of its assets in gold bullion and may hold a portion of its cash in foreign currency in the form of gold coins.
There is, of course, no assurance that such investments will provide capital appreciation as a hedge against inflation. The fund's ability to invest in gold bullion is restricted by the diversification requirements that the fund must meet in order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). In addition, the ability of the fund to make such investments may be further restricted by the securities laws and regulations in effect from time to time in the states where the fund's shares are qualified for sale.

Fund assets will be invested in gold bullion at such times as the prospects of such investments are, in the opinion of management, attractive in relation to other possible investments. The basic trading unit for gold bullion is a gold bar weighing approximately 100 troy ounces with a purity of at least 995/1000, although gold bullion also is sold in much smaller units. Gold bars and wafers are usually numbered and bear an indication of purity and the stamp of the assay office, which certifies the bar's purity. Bars of gold bullion historically have traded primarily in New York, London and Zurich gold markets and in terms of volume, such gold markets have been the major markets for trading in gold bullion. Prices in the Zurich gold market generally correspond to the prices in the London gold market. Since the ownership of gold bullion became legal in the
United States on December 31, 1974, U.S. markets for trading gold bullion have developed. It is anticipated that transactions in gold generally will be made in such U.S. markets, although such transactions may be made in foreign markets when it is deemed to be in the best interest of the fund. Transactions in gold bullion by the fund are negotiated with principal bullion dealers, unless, in the fund managers' opinion, more favorable prices (including the costs and expenses described below) are otherwise obtainable. Prices at which gold bullion is purchased or sold include dealer mark-ups or mark-downs and insurance expenses, and may be a greater or lesser percentage of the price from time to time, depending on whether the price of gold bullion decreases or increases.
Because gold bullion does not generate any investment income, the only source of return to the fund on such an investment will be from any gains realized upon its sale, and negative return will be realized, of course, to the extent the fund sells its gold bullion at a loss.

As is the case with respect to virtually all investments, there are risks inherent in Global Gold's policies of investing in securities of companies engaged in mining, processing or dealing in gold or other precious metals and in gold bullion. In addition to the general considerations described elsewhere in this Statement of Additional Information, such investments may involve the following special considerations:

Fluctuations in the Price of Gold. The price of gold has recently been subject to substantial movements over short periods of time and may be affected by unpredictable international monetary and political policies, such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances, or trade or currency restrictions between countries, world inflation rates and interest rates. The price of gold, in turn, is likely to affect the market prices of securities of companies mining, processing, or dealing in gold and, accordingly, the value of the fund's investments in such securities also may be affected.

Potential Effect of Concentration of Source of Supply and Control of Sales.
Currently, there are only four major sources of primary gold production, and the market share of each source cannot be readily ascertained. One of the largest national producers of gold bullion and platinum is the Republic of South Africa.
Changes in political and economic conditions affecting South Africa may have a direct impact on its sales of gold. Under South African law, the only authorized sales agent for gold produced in South Africa is the Reserve Bank of South
Africa which, through its retention policies, controls the time and place of any sale of South African bullion. The South African Ministry of Mines determines gold mining policy. South Africa depends predominantly on gold sales for the foreign exchange necessary to finance its imports, and its sales policy is necessarily subject to national and international economic and political developments.

Unpredictable Monetary Policies, Economic and Political Conditions. The fund's assets might be less liquid or the change in the value of its assets might be more volatile (and less related to general price movements in the U.S. markets)
than would be the case with investments in the securities of larger U.S.
companies, particularly because the price of gold and other precious metals may be affected by unpredictable international monetary policies and economic and political considerations, governmental controls, conditions of scarcity, surplus or speculation. In addition, the use of gold or Special Drawing Rights (which are also used by members of the International Monetary Fund for international settlements) to settle net deficits and surpluses in trade and capital movements between nations subject the supply and demand, and therefore the price, of gold to a variety of economic factors which normally would not affect other types of commodities.

New and Developing Markets for Private Gold Ownership. Between 1933 and December
31, 1974, a market did not exist in the United States in which gold bullion could be purchased by individuals for investment purposes. Since it became legal to invest in gold, markets have developed in the United States. Any large purchases or sales of gold bullion could have an effect on the price of gold bullion. Recently, several Central Banks have been sellers of gold bullion from their reserves. Sales by central banks and/or rumors of such sales have had a negative effect on gold prices.

Expertise of the Investment Manager. The successful management of the fund's portfolio may be more dependent upon the skills and expertise of its fund managers than is the case for most mutual funds because of the need to evaluate the factors identified above.

UTILITIES

Because the Utilities Fund concentrates its assets in the utilities industry, its performance depends in part on how favorably investors perceive this sector of the market relative to other sectors (such as transportation or technology).
Of course, investor perceptions of the utilities industry are driven not only by comparisons with other market sectors but by trends and events within the utilities industry. The following is a brief outline of risk factors associated with investment in the utilities industry.

Regulatory Risks. Regulators (primarily at the state level) monitor and control public utility company revenues and costs. Regulators can limit profits and dividends paid to investors; they also may restrict a company's access to new markets. Some analysts observe that state regulators have become increasingly active in developing and promoting energy policy through the regulatory process.

Natural Resource Risks. Swift and unpredictable changes in the price and supply of natural resources can hamper utility company profitability. These changes may be caused by political events, energy conservation programs, the success of exploration projects, or tax and other regulatory policies of various governments.

Environmental Risks. There are considerable costs associated with environmental compliance, nuclear waste cleanup and safety regulation. For example, coal-burning utilities are under pressure to curtail sulfur emissions, and utilities in general increasingly are called upon by regulators to bear environmental costs, which may not be easily recovered through rate increases or business growth. Changing weather patterns and natural disasters affect consumer demand for utility services (e.g., electricity, heat and air conditioning), which, in turn, affects utility revenues.

Technology and Competitive Risks. The introduction and phase-in of new technologies can affect a utility company's competitive strength. The race by long-distance telephone providers to incorporate fiber optic technology is one example of competitive risk within the utilities industry.

The increasing role of independent power producers (IPPs) in the natural gas and electric utility segments of the utilities industry is another example of competitive risk. Typically, IPPs wholesale power to established local providers, but there is a trend toward letting them sell power directly to industrial consumers. Co-generation facilities, such as those of landfill operators that produce methane gas as a byproduct of their core business, pose another competitive challenge to gas and electric utilities. In addition to offering a less expensive source of power, these companies may receive more favorable regulatory treatment than utilities seeking to expand facilities that consume nonrenewable energy sources.

Interest Rate Risks. Utility companies usually finance capital expenditures
(e.g., new plant construction) by issuing long-term debt. Rising long-term interest rates increase interest expenses and reduce company earnings.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Foreign Securities

Each fund may invest an unlimited amount of its assets in the securities of issuers in developed foreign countries, including foreign governments, when these securities meet its standards of selection. The funds consider developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland,
France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, The Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United
Kingdom and the United States. Securities of foreign issuers may trade in the
U.S. or foreign securities markets.

Investments in foreign securities may present certain risks, including:

Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation, and limitations on the removal of funds or other assets, also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.

Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Investing in Emerging Market Countries

Global Gold, Global Natural Resources and Utilities may invest a minority portion of their international holdings in securities of issuers in emerging market (developing) countries. The funds consider "emerging market countries" to include all countries that are considered by the advisor to be developing or emerging countries. Currently, the countries not included in this category for the funds are Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, The Netherlands, New
Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United
Kingdom and the United States. In addition, as used in this Statement of
Additional Information, "securities of issuers in emerging market countries"
means (i) securities of issuers for which the principal securities trading market is an emerging market country or (ii) securities of issuers having their principal place of business or principal office in an emerging market country.

Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

Depositary Receipts

American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) are
receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These are designed for U.S.
and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.

Sponsored ADRs and EDRs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs and EDRs are not contractually obligated to disclose material information in the United
States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares and New York shares all may be purchased with and sold for U.S. dollars, which protects the fund from the foreign settlement risks described under the section titled Foreign Securities, page 6.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, page 11.

The funds expect to use forward currency contracts under two circumstances:

(1)  When the fund managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the fund managers would be able to enter into a forward currency contract to do so; or

(2)  When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S.
dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. A fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged.
To the extent that a fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contracts.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described on page 8, are an example of the type of derivative security in which a fund might invest.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock; however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible debt securities typically have lower ratings from ratings organizations than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Each fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the advisor. A fund's investments in convertible debt securities will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations.

Debt Securities

Each of the funds may invest in debt securities when the fund managers believe such securities represent an attractive investment for the fund. The funds may invest in debt securities for income, or as a defensive strategy when the managers believe adverse economic or market conditions exist.

The value of debt securities in which the funds may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities will be limited to investment-grade obligations. Investment grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization
(for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard
& Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

In addition, the value of a fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund's shares.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will maintain a collateral account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*    through the purchase of debt securities in accordance with its investment objective, policies and limitations; or

*    by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*    the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*    the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*    the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.
The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investment in Issuers with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations would not be subject to the limitation.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls (buy/sell back transactions), cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;
*  Commercial Paper;
*  Certificates of Deposit and Euro Dollar Certificates of Deposit;
*  Bankers' Acceptances;
*  Short-term notes, bonds, debentures or other debt instruments; and
*  Repurchase agreements.

Under the Investment Company Act, a fund's investment in other investment companies, (including money market funds) currently is limited to:

*  3% of the total voting stock of any one investment company;
*  5% of the fund's total assets with respect to any one investment company; and
*  10% of a fund's total assets in the aggregate.

These investments may include investments in money market funds managed by the advisor.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company;
*  5% of the fund's total assets with respect to any one investment company; and
*  10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*    protect against a decline in market value of the fund's securities (taking a short futures position); or

*    protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position); or

*    provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500
Index for equity funds. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses.

At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the
Board of Directors to determine. Such determination is to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of
Directors has delegated the day-to-day function of determining the liquidity of
Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

U.S. Government Securities

Each fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S.
government; others are supported by the right of the issuer to borrow from the
U.S. Treasury; others, such as securities issued by the Federal National
Mortgage Association, are supported by the discretionary authority of the U.S.
government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

Subject           Policy
-------           ------

Senior            A fund may not issue senior securities, except as permitted
Securities        under the Investment Company Act.

Borrowing         A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.

Lending           A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate       A fund may not purchase or sell real estate unless
                  acquired as a result of ownership of securities or other
                  instruments. This policy shall not prevent a fund from
                  investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration     Income & Growth, Equity Growth and Small Company may not
                  concentrate (invest 25% or more of the fund's total assets at the time of purchase) their investments in securities of
                  issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities). The other funds may not deviate from their policies of concentrating investments in securities of issuers as follows: engaged in mining, fabricating, processing or
                  dealing in gold or other precious metals, such as silver,
                  platinum and palladium [Global Gold only]; engaged in the
                  natural resources industry [Global Natural Resources only]; or
                  engaged in the utilities industry [Utilities only].

Underwriting      A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                  1933 in the disposition of restricted securities.

Commodities       For all funds except Global Gold: A fund may not purchase or sell physical commodities unless acquired as a result of
                  ownership of securities or other instruments provided this limitation shall not prohibit the fund from purchasing or
                  selling options and futures contracts or investing in
                  securities or other instruments backed by physical
                  commodities.

                  For Global Gold only: The fund may not purchase gold bullion, gold coins, or gold represented by certificates of ownership interest or gold futures contracts whose underlying commodity value would cause the fund's aggregate investment in such
                  commodities to exceed 10% of the fund's net assets.

Control           A fund may not invest for purposes of exercising control over management.

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration:

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
     States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject           Policy
-------           ------

Leveraging        A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

Liquidity         A fund may not purchase any security or enter into a
                  repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid
                  securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or
                  contractual restrictions on resale or the absence of a readily available market.

Short Sales       A fund may not sell securities short, unless it owns or
                  has the right to obtain securities equivalent in kind and
                  amount to the securities sold short, and provided that
                  transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin            A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is listed in the Financial Highlights tables in that fund's Prospectus.

Income & Growth, Equity Growth, Utilities and Small Company

The fund managers will consider the length of time a security has been held in determining whether to sell it. Accordingly, the portfolio turnover rate for
Equity Growth is not expected to exceed 150%, Small Company is not expected to exceed 175%, and the portfolio turnover rate for Income & Growth and Utilities is not expected to exceed 100%. For Small Company, the higher portfolio turnover rate in 2001 is attributable to volatile, significant cash flow into and out of the fund. This volatility caused fund managers to trade more frequently than is typical.

Global Gold and Global Natural Resources

With respect to these funds, the managers will sell securities without regard to the length of time the security has been held. Accordingly, the portfolio turnover for these funds may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of the fund. In order to achieve each fund's investment objective, the managers may sell a given security, regardless of the length of time it has been held in the portfolio, and regardless of gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose, because, among other things, it did not live up to the managers' expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the funds may decrease or eliminate entirely their equity positions and increase their cash positions.
And when a general rise in price levels is anticipated, the funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment objective. As a result, the funds'
annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low; and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment adviser, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

                                                                                       Number of
                                                                                       Portfolios
                                                                                       in Fund
                                           Length                                      Complex      Other
                           Position(s)     of Time                                     Overseen     Directorships
                           Held with       Served     Principal Occupation(s)          by           Held by
Name, Address (Age)        Fund            (years)    During Past 5 Years              Director     Director

------------------------------------------------------------------------------------------------------------------
Interested Directors

William M. Lyons           Director,       5           Chief Executive Officer, ACC    38           None
4500 Main Street           Chairman                    and other ACC subsidiaries
Kansas City, MO 64111      of the                      (September 2000 to present)
(47)                       Board                       President, ACC
                                                       (June 1997 to present)
                                                       President, ACIM
                                                       (September 2002 to present)
                                                       Chief Operating Officer
                                                       ACC (June 1996 to
                                                       September 2000)
                                                       General Counsel, ACC,
                                                       ACIM, ACIS, ACSC and
                                                       other ACC subsidiaries
                                                       (June 1989 to June 1998)
                                                       Also serves as: Executive
                                                       Vice President and Chief
                                                       Operating Officer, ACIM,
                                                       ACSC and other ACC
                                                       subsidiaries, and
                                                       Executive Vice President
                                                       of other ACC subsidiaries

------------------------------------------------------------------------------------------------------------------
Independent Directors

Albert Eisenstat           Director        7           General Partner,                38           Independent Director,
1665 Charleston Road                                   Discovery Ventures                           Sungard Data Systems
Mountain View, CA 94043                                (Venture capital firm,                       (1991 to present)
(72)                                                   1996 to 1998)                                Independent Director,
                                                                                                    Business Objects S/A
                                                                                                    (1994 to present)

Ronald J. Gilson           Director        7           Charles J. Meyers Professor     38           None
1665 Charleston Road                                   of Law and Business,
Mountain View, CA 94043                                Stanford Law School
(56)                                                   (1979 to present)
                                                       Mark and Eva Stern
                                                       Professor of Law and
                                                       Business, Columbia
                                                       University School of Law
                                                       (1992 to present)
                                                       Counsel, Marron, Reid &
                                                       Sheehy (a San Francisco
                                                       law firm, 1984 to present)

Kathryn A. Hall            Director        1           President and Managing          38           Director, Princeton
1665 Charleston Road                                   Director, Laurel Management                  University
Mountain View, CA 94043                                Company, L.L.C                               Investment Company
(45)                                                   (1989 to present)                            and Stanford
                                                                                                    Management Company

                                                                                       Number of
                                                                                       Portfolios
                                                                                       in Fund
                                          Length                                       Complex      Other
                           Position(s)    of Time                                      Overseen     Directorships
                           Held with      Served       Principal Occupation(s)         by           Held by
Name, Address (Age)        Fund           (years)      During Past 5 Years             Director     Director
--------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes           Director        22          Partner, Oak Hill Capital       38           Director, Dimensional
1665 Charleston Road                                   Management, (1999-present)                   Fund Advisors
Mountain View, CA 94043                                Principal, Long-Term                         (investment advisor,
(61)                                                   Capital Management                           1982 to present)
                                                       (investment advisor,                         Director,
                                                       1993 to January 1999)                        Smith Breeden
                                                       Frank E. Buck Professor                      Family of Funds
                                                       of Finance, Stanford                         (1992 to present)
                                                       Graduate School of Business
                                                       (1981 to present)

Kenneth E. Scott           Director        31          Ralph M. Parsons Professor      38           Director, RCM Capital
1665 Charleston Road                                   of Law and Business,                         Funds, Inc.
Mountain View, CA 94043                                Stanford Law School                          (1994 to present)
(74)                                                   (1972 to present)

John B. Shoven             Director        1           Professor of Economics,         36           Director, Cadence
1665 Charleston Road                                   Stanford University                          Design Systems
Mountain View, CA 94043                                (1977 to present)                            (1992 to present)
(55)                                                                                                Director, Watson
                                                                                                    Wyatt Worldwide
                                                                                                    (2002 to present)
                                                                                                    Director, Palmsource Inc.
                                                                                                    (2002 to present)

Jeanne D. Wohlers          Director        18          Director and Partner,,          38           Director, Indus
1665 Charleston Road                                   Windy Hill Productions, LP                   International
Mountain View, CA 94043                                (educational software,                       (software solutions,
(58)                                                   1994 to 1998)                                January 1999 to present)
                                                                                                    Director, Quintus
                                                                                                    Corporation
                                                                                                    (automation solutions,
                                                                                                    1995 to present)

------------------------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------------------------
William M. Lyons           President       2           See entry above under           38           See entry above under
4500 Main Street                                       "Interested Directors."                      "Interested Directors."
Kansas City, MO 64111
(47)

Robert T. Jackson          Executive       2           Chief Administrative Officer,   Not          Not
4500 Main St.              Vice                        ACC (August 1997 to present)    applicable   applicable
Kansas City, MO 64111      President                   Chief Financial Officer, ACC
(57)                                                   (May 1995 to October 2002)
                                                       President, ACSC
                                                       (January 1999 to present)
                                                       Executive Vice President, ACC
                                                       (May 1995 to present)
                                                       Also serves as: Executive Vice
                                                       President and Chief Financial Officer,
                                                       ACIM, ACIS and other ACC subsidiaries

                                                                                       Number of
                                                                                       Portfolios
                                                                                       in Fund
                                           Length                                      Complex      Other
                           Position(s)     of Time                                     Overseen     Directorships
                           Held with       Served      Principal Occupation(s)         by           Held by
Name, Address (Age)        Fund            (years)     During Past 5 Years             Director     Director
--------------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA       Senior Vice     2           Senior Vice President and       Not          Not
4500 Main St.              President,                  Assistant Treasurer, ACSC       applicable   applicable
Kansas City, MO 64111      Treasurer
(47)                       and Chief
                           Accounting
                           Officer

David C. Tucker            Senior Vice     4           Senior Vice President,          Not          Not
4500 Main St.              President                   ACIM, ACIS, ACSC                applicable   applicable
Kansas City, MO 64111      and                         and other ACC subsidiaries
(44)                       General                     (June 1998 to present)
                           Counsel                     General Counsel, ACC,
                                                       ACIM, ACIS, ACSC and
                                                       other ACC subsidiaries
                                                       (June 1998 to present)

C. Jean Wade               Controller,     6           Vice President, ACSC            Not          Not
4500 Main St.              Vice                        (February 2000 to present)      applicable   applicable
Kansas City, MO 64111      President                   Controller-Fund Accounting,
(39)                                                   ACSC

Robert Leach               Controller      5           Vice President, ACSC            Not          Not
4500 Main St.                                          February 2000 to present)       applicable   applicable
Kansas City, MO 64111                                  Controller-Fund Accounting,
(36)                                                   ACSC

Jon Zindel                 Tax Officer     5           Vice President, Corporate Tax,  Not          Not
4500 Main Street                                       ACSC (April 1998 to present)    applicable   applicable
Kansas City, MO 64111                                  Vice President, ACIM, ACIS
(35)                                                   and other ACC subsidiaries
                                                       (April 1999 to present)
                                                       President, American Century
                                                       Employee Benefit Services, Inc.
                                                       (January 2000 to December 2000)
                                                       Treasurer, American Century
                                                       Ventures, Inc.
                                                       (December 1999 to January 2001)

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds' investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine.
They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Board Review of Investment Management Contracts

The Board of Directors oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly, and annual analyses of ACIM's performance in the following areas:

*   Investment performance of the funds (short-, medium- and long-term);

*   Management of brokerage commission and trading costs [equity funds only];

*   Shareholder services provided;

*   Compliance with investment restrictions; and

*   Fund accounting services provided (including the valuation of portfolio securities);

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the adviser and the fair market value of the services provided. To assess these factors, the board reviews both ACIM's performance and that of its peers, as reported by independent gathering services such as Lipper Analytical
Services (for fund performance and expenses) and National Quality Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to ACIM or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant, and the adviser's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

The board considered the level of ACIM's profits in respect to the management of the American Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of ACIM's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by ACIM has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by ACIM in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered ACIM's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the existing management fee structures are fair and reasonable and that the existing investment management contracts should be continued.

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                                        Meetings Held
                                                                                                        During Last
Committee         Members              Function                                                         Fiscal Year
---------         -------              --------                                                         -----------
Audit             Kenneth E. Scott     The Audit Committee recommends the engagement of the             5
                  Albert Eisenstat     funds' independent auditors and oversees its activities.
                  Jeanne D. Wohlers    The committee receives reports from the advisor's Internal
                                       Audit Department, which is accountable to the committee.
                                       The committee also receives reporting about compliance
                                       matters affecting the funds.

Nominating        Kenneth E. Scott     The Nominating Committee primarily considers and                 5
                  Ronald J. Gilson     recommends individuals for nomination as directors. The
                  Albert Eisenstat     names of potential director candidates are drawn from a
                  Myron S. Scholes     number of sources, including recommendations from members
                  Jeanne D. Wohlers    of the board, management and shareholders. This committee
                                       also reviews and makes recommendations to the board with
                                       respect to the composition of board committees and other
                                       board-related matters, including its organization, size,
                                       composition, responsibilities, functions and compensation.
                                       The Nominating Committee does not currently have a policy
                                       regarding whether it will consider nominees recommended by shareholders.

Portfolio         Myron S. Scholes     The Portfolio Committee reviews quarterly the investment         5
                  Kathryn A. Hall      activities and strategies used to manage fund assets. The
                  William M. Lyons     committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning
                                       the funds' investments.

Quality           Ronald J. Gilson     The Quality of Service Committee reviews the level and quality   5
of                John B. Shoven       of transfer agent and administrative services provided to the
Service           William M. Lyons     funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and
                                       seeks to improve such services where feasible and appropriate.

Compensation of Directors

The directors serve as directors or trustees for eight American Century investment companies. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

Aggregate Director Compensation for Fiscal Year Ended December 31, 2002

                        Total Compensation         Total Compensation from the
Name of Director        from the Funds(1)          American Century Family of Funds(2)
----------------        -----------------          -----------------------------------
Albert Eisenstat        $16,738                    $83,000
Ronald J. Gilson        $19,117                    $90,250
Kathryn A. Hall         $17,161                    $104,667(3)
Myron S. Scholes        $15,741                    $79,500
Kenneth E. Scott        $17,785                    $85,750
John B. Shoven           $1,976                    $29,083
Jeanne D. Wohlers       $15,856                    $80,000

1   Includes compensation paid to the directors during the fiscal year ended
    December 31, 2002, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds' Independent Directors'
    Deferred Compensation Plan.

2   Includes compensation paid by the eight investment company members of the
    American Century family of funds served by this board. The total amount of deferred compensation included in the preceding table is as follows: Mr.
    Eisenstat, $83,000; Mr. Gilson, $90,250; Mr. Scholes, $79,500; and Mr.
    Scott, $85,750.

3   From January 1, 2002, through August 1, 2002, Ms. Hall was paid as a member of the funds' advisory board.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended December 31, 2002.

Ownership of Fund Shares

The directors owned shares in the funds as of December 31, 2002, as shown in the table below:

                                                                    Name of Directors
                                                                    -----------------

                                              James E.      William M.     Albert        Ronald J.  Kathryn A.
                                             Stowers III       Lyons      Eisenstat       Gilson       Hall
-----------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
    Equity Growth                                 A              C            A              D           A
    Income & Growth                               A              E            A              A           A
    Small Company                                 A              E            A              A           A
    Global Gold                                   A              A            A              A           A
    Global Natural Resources                      A              A            A              A           A
    Utilities                                     A              A            A              A           A
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                    E              E            E              E           A

                                                                    Name of Directors
                                                                    -----------------

                                                      Myron S.     Kenneth E.        John B.   Jeanne D.
                                                       Scholes        Scott          Shoven      Wohlers
-----------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Equity Growth                                          D             A               A           C
   Income & Growth                                        C             E               A           A
   Small Company                                          C             A               A           A
   Global Gold                                            A             A               A           A
   Global Natural Resources                               A             A               A           A
   Utilities                                              A             A               A           A
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                            E             E               A           E

Ranges: A-none, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-More than $100,000

Code of Ethics

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

The Funds' Principal Shareholders

As of April 1, 2003, the following companies were the record owners of more than
5% of the outstanding shares of any class of the funds.

                                                       Percentage of Outstanding
Fund/Class        Shareholder                          Shares Owned
----------        -----------                          ------------

Equity Growth
   Investor
                  Charles Schwab & Co Inc.                 12%
                  San Francisco, California
                  Massachusetts Mutual Life Insurance Co.  8%
                  Springfield, Massachusetts
   Advisor
                  Saxon & Co                               19%
                  FBO VI Omnibus Account
                  Philadelphia, Pennsylvania
                  Wells Fargo Bank MN NA FBO               18%
                  Fidelity National Financial 401(k) PSP
                  Minneapolis, Minnesota
                  Charles Schwab & Co. Inc.                13%
                  San Francisco, California
                  AMFO & Co.                               6%
                  Kansas City, Missouri
   Institutional
                  UMB Bank NA TR                           50%
                  Phelps Dodge Employee Savings
                  Plan & Trust
                  Kansas City, Missouri
                  Chase Manhattan Bank Trustee             33%
                  Thrift Plan for Employees of Conoco, Inc.
                  New York, New York
                  Trustees of American Century Profit      7%
                  Sharing and 401k Savings Plan and Trust
                  Kansas City, Missouri
   C
                  Mobank & Co.                             49%
                  Monroe, Michigan
                  Pershing LLC                             18%
                  Jersey City, New Jersey
                  Circle Trust Co. Custodian               8%
                  Warlock OSP Services Inc. 401k Plan
                  Stamford, Connecticut
                  Edward Matthews Custodian Ryan Matthews  6%
                  Staten Island, New York

                                                       Percentage of Outstanding
Fund/Class        Shareholder                          Shares Owned
----------        -----------                          ------------

Global Gold
   Investor
                  Charles Schwab & Co Inc.                 20%
                  San Francisco, California
   Advisor
                  National Financial Services Corp.        42%
                  New York, New York
                  Nationwide Trust Co. FSB                 11%
                  Columbus, Ohio
                  National Investment Services Corp.       8%
                  New York, New York
                  Wachovia Bank FBO                        6%
                  Various Retirement Plans
                  Charlotte, North Carolina
                  First Clearing Corp.                     6%
                  Tucson, Arizona

Global Natural Resources
   Investor
                  Charles Schwab & Co Inc.                 21%
                  San Francisco, California
   Advisor
                  Charles Schwab & Co Inc.                 96%
                  San Francisco, California

Income & Growth
   Investor
                  Charles Schwab & Co Inc.                 14%
                  San Francisco, California
   Advisor
                  Nationwide Insurance Co.                 19%
                  Columbus, Ohio
                  Principal Life Insurance                 16%
                  Des Moines, Iowa
                  American Express Trust Co.               11%
                  FBO American Express Trust Retirement Plans
                  Minneapolis, Minnesota
                  Wells Fargo Bank MN NA                   5%
                  FBO Retirement Plan Services
                  Minneapolis, Minnesota

                                                       Percentage of Outstanding
Fund/Class        Shareholder                          Shares Owned
----------        -----------                          ------------

Income & Growth
   Institutional
                  UMB Bank NA                              19%
                  Phelps Dodge Employee Savings
                  Plan & Trust
                  Kansas City, Missouri
                  UBATCO Co.                               11%
                  College Savings Plan of Nebraska
                  Lincoln, Nebraska
                  Charles Schwab & Co Inc.                 8%
                  San Francisco, California
                  USAA Federal Savings Bank                6%
                  San Antonio, Texas
                  UMB Bank NA                              6%
                  Navistar International Transportation
                  Retirement Savings Plan & Trust
                  Kansas City, Missouri
                  UMB Bank NA                              5%
                  Buckeye Pipe Line Services Co.
                  Retirement and Savings Plan
                  Kansas City, Missouri
   C
                  Pershing LLC                             12%
                  Jersey City, New Jersey
                  Mobank & Co.                             8%
                  Monroe, Michigan

Small Company
   Investor
                  Charles Schwab & Co.                     8%
                  San Francisco, California
                  Nationwide Insurance Co.                 7%
                  Columbus, Ohio
                  National Financial Services Corp.        6%
                  New York, New York
   Advisor
                  Saxon & Co.                              26%
                  Philadelphia, Pennsylvania
                  Nationwide Insurance Co.                 13%
                  Columbus, Ohio
                  Charles Schwab & Co.                     11%
                  San Francisco, California
                  Nationwide Trust Co.                     11%
                  Columbus, Ohio
                  National Financial Services LLC          10%
                  New York, New York
                  SEI Private Trust Co.                    8%
                  c/o Waypoint Bank
                  Oaks, Pennsylvania
                  Boone County National Bank               6%
                  FBO Smith Lewis LLP 401k Plan
                  Columbia, Missouri
--------------------------------------------------------------------------------

                                                       Percentage of Outstanding
Fund/Class        Shareholder                          Shares Owned
----------        -----------                          ------------

Small Company
   Institutional
                  American Century Services Corporation    33%
                  Stock Option Surrender Plan Trust
                  Kansas City, Missouri
                  Keybank NA FBO                           11%
                  RS Hoover QTIP FBO NH Sommer
                  Cleveland, Ohio
                  Keybank NA FBO                           8%
                  Nancy Hoover Sommer Revoc Trust
                  Cleveland, Ohio
                  Raymond James & Assoc. Inc.              8%
                  FBO P. Bologna
                  St. Petersburg, Florida
                  Raymond James & Assoc. Inc.              7%
                  FBO Ronald Falqout
                  St. Petersburg, Florida
                  Raymond James & Assoc. Inc.              5%
                  FBO Jo Campbell
                  St. Petersburg, Florida

Utilities
   Investor
                  Charles Schwab & Co. Inc.                16%
                  San Francisco, California
   Advisor
                  Charles Schwab & Co. Inc.                85%
                  San Francisco, California
                  Nationwide Trust Co. FSB                 8%
                  Columbus, Ohio
--------------------------------------------------------------------------------

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century Quantitative Equity Funds. As of April 1, 2003, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each Prospectus under the heading Management.

For services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of a fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all the funds of its investment category managed by the advisor (the Investment Category Fee). The three investment categories are money market funds, bond funds and equity funds. When calculating the fee for a money market fund, for example, all the assets of the money market funds managed by the advisor are aggregated and the fee rate is applied to the total. Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee). The amounts calculated using the
Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor.

The schedules by which the unified management fee is determined are shown in the following tables. The Investment Category Fees are determined according to the schedules below.

Investment Category Fee Schedule for:
Income & Growth, Equity Growth, Global Gold, Global Natural Resources, Utilities

Category Assets               Fee Rate
--------------------------------------------------------------------------------
First $1 billion              0.5200%
Next $5 billion               0.4600%
Next $15 billion              0.4160%
Next $25 billion              0.3690%
Next $50 billion              0.3420%
Next $150 billion             0.3390%
Thereafter                    0.3380%

Investment Category Fee Schedule for: Small Company

Category Assets               Fee Rate
--------------------------------------------------------------------------------
First $1 billion              0.7200%
Next $5 billion               0.6600%
Next $15 billion              0.6160%
Next $25 billion              0.5690%
Next $50 billion              0.5420%
Next $150 billion             0.5390%
Thereafter                    0.5380%

The Complex Fee (Investor Class, C Class and R Class) is as follows:
Complex Fee Schedule

Complex Assets                Fee Rate
--------------------------------------------------------------------------------
First $2.5 billion            0.3100%
Next $7.5 billion             0.3000%
Next $15.0 billion            0.2985%
Next $25.0 billion            0.2970%
Next $50.0 billion            0.2960%
Next $100.0 billion           0.2950%
Next $100.0 billion           0.2940%
Next $200.0 billion           0.2930%
Next $250.0 billion           0.2920%
Next $500.0 billion           0.2910%
Thereafter                    0.2900%

The Complex Fee schedule for the Institutional Class is lower by 0.2000% at each graduated step. For example, if the Investor Class Complex Fee is 0.3100% for the first $2.5 billion, the Institutional Class Complex Fee is 0.1100% (0.3100%
minus 0.2000%) for the first $2.5 billion. The Complex Fee schedule for the
Advisor Class is lower by 0.2500% at each graduated step.

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act); and

(2)  the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended
December 31, 2002, 2001 and 2000, are indicated in the following table.

Unified Management Fees

Fund                               2002               2001              2000

--------------------------------------------------------------------------------
Income & Growth
   Investor                    $25,424,724        $32,590,869       $39,621,485
   Advisor                       4,689,755          5,156,401         3,948,478
   Institutional                 1,034,572          1,062,052         1,055,300
   C                                 8,551                423               N/A

--------------------------------------------------------------------------------
Equity Growth
   Investor                     $8,226,475        $11,089,970       $14,129,055
   Advisor                         492,218            673,384           805,904
   Institutional                   591,278            764,417           595,382
   C                                 1,575                 85               N/A

--------------------------------------------------------------------------------
Small Company
   Investor                       $707,554           $194,035          $163,860
   Advisor                           4,553                 80                50
   Institutional                     7,648              7,664             8,936

--------------------------------------------------------------------------------
Global Gold
   Investor                     $2,251,315         $1,120,255        $1,067,435
   Advisor                           2,563                232                97

--------------------------------------------------------------------------------
Global Natural Resources
   Investor                       $236,476           $323,682          $345,270
   Advisor                             738                241               180

--------------------------------------------------------------------------------
Utilities
   Investor                       $986,930         $1,678,625        $2,014,601
   Advisor                           7,919             16,114            21,097

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by ACIS, a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees to such financial intermediaries for the provision of these services out of its own resources.

OTHER SERVICE PROVIDERS

Custodian Banks

J.P. Morgan Chase and Co., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

Independent Accountant

PricewaterhouseCoopers LLP is the independent accountant of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th Floor, Kansas City,
Missouri 64105. As the independent accountant of the funds,
PricewaterhouseCoopers provides services including

(1)  auditing the annual financial statements for each fund;

(2)  assisting and consulting in connection with SEC filings; and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the years ended December 31, 2002, 2001 and 2000 the brokerage commissions of each fund were:

Fund                            2002                2001             2000
----                            ----                ----             ----
Income & Growth             $3,877,166          $5,766,468        $5,620,740
Equity Growth               $1,804,637          $2,538,324        $2,389,436
Small Company                 $206,078(1)          $48,689           $17,843
Global Gold                   $952,236(1)         $215,037          $203,268
Global Natural Resources       $34,861             $16,447           $84,593
Utilities                     $153,936            $108,990          $187,616

1    The increase in brokerage commission paid by the fund in 2002 was a result of an increase in securities purchased by the fund due to a substantial inflow of assets into the fund during the period.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Every shareholder entitled to vote at any election of directors may cumulate his votes and give one candidate a number of votes equal to the number of directors to be elected multiplied by the number of votes to which the shareholder's shares are normally entitled, or distribute his votes on the same principle among as many candidates as the shareholder sees fit; provided, however, that no shareholder shall be entitled to cumulate votes unless the candidate or candidates' names have been placed in nomination prior to the voting and the shareholder has given notice at the meeting prior to the voting of the shareholder's intention to cumulate the shareholder's votes. If any one shareholder has given such notice, all shareholders may cumulate their votes for candidates in nomination.

The candidates receiving the highest number of votes of shares entitled to be voted for them, up to the number of directors to be elected by such shares, will be elected.

The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to five classes of shares: Investor Class,
Institutional Class, Advisor Class, C Class and R Class. Not all funds offer all five classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional and Advisor
Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (Advisor Class
Plan) described below. The C Class also is made available through financial intermediaries, for purchase by individual investors using "wrap account" style advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. The total management fee for the C and R Classes is the same as for Investor Class, but the C and R Class shares also are subject to a
Master Distribution and Individual Shareholder Services Plan (the C Class Plan
and the R Class Plan, respectively) described below. The Advisor Class, C Class and R Class Plans have been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' Advisor, C and R Classes have approved and entered into the Advisor Class Plan, the C Class Plan and the R
Class Plan. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of
Directors (including a majority of the independent directors), except that the
Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

Master Distribution and Shareholder Services Plan (Advisor Class Plan)

As described in the Prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares and the funds' Board of Directors has adopted the Advisor
Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily assets of the funds'
Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services. During the fiscal year ended December 31, 2002, the aggregate amount of fees paid by the funds under the Advisor Class Plan were: Income & Growth, $5,419,902; Equity
Growth, $568,696; Small Company, $3,568; Global Gold, $2,942; Global Natural
Resources, $852; and Utilities, $9,174.

Payments may be made for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners of shares (including contract owners of insurance products that utilize the funds as underlying investment media)
     and placing purchase, exchange and redemption orders with the funds'
     distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners;

(j)  providing other similar administrative and sub-transfer agency services;
     and

(k)  paying service fees for the provision of personal, continuing services to the shareholders as contemplated by the Conduct Rules of the NASD.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended December 31, 2002, the aggregate amount of fees paid by the funds under the Advisor Class Plan for shareholder services were:
Income & Growth, $2,709,951; Equity Growth, $284,348; Small Company, $1,784;
Global Gold, $1,471; Global Natural Resources, $426; and Utilities, $4,587.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective investors about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule
     12b-1 of the Investment Company Act.

During the fiscal year ended December 31, 2002, the aggregate amount of fees paid by the funds under the Advisor Class Plan for distribution services were:
Income & Growth, $2,709,951; Equity Growth, $284,348; Small Company, $1,784;
Global Gold, $1,471; Global Natural Resources, $426; and Utilities, $4,587.

Master Distribution and Individual Shareholder Services Plan (C Class Plan)

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services. To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00% annually of the average daily net asset value of the fund's C Class shares, .25% of which is paid for individual shareholder services as described below and .75% of which is paid for distribution services as described below. During the fiscal year ended December
31, 2002, the aggregate amount of fees paid by the funds under the C Class Plan were: Income & Growth, $12,501 and Equity Growth, $2,304.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule
     12b-1 of the Investment Company Act.

Master Distribution and Individual Shareholder Services Plan (R Class Plan)

As described in the Prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the Advisor, as paying agent for the fund, a fee equal to 0.50%
annually of the average daily net asset value of the fund's R Class shares, which may be paid for shareholder distribution services, as described below. The
R Class had not been offered as of October 31, 2003, and therefore no fees have been paid.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule
     12b-1 of the Investment Company Act.

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell C Class shares of that fund at the time of such sales.
Payments will equal 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the distribution fee paid by the fund for the first 13 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a monthly basis.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectuses and in Your Guide to American Century Services. The
Prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official close price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the advisor, based on guidelines and procedures established by the Board of Directors for determining the valuation of a security, determines that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70% dividends received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividends you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of December 31, 2002, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund                                Capital Loss Carryover
----                                ----------------------
Equity Growth                       $277,864,396 (expiring in 2009 through 2010)
Income & Growth                     $662,755,221 (expiring in 2007 through 2010)
Global Gold                         $189,308,742 (expiring in 2005 through 2010)
Utilities                           $56,688,974 (expiring in2009 through 2010)
Small Company                       $5,603,683 (expiring in 2010)

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide thecertification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

HOW FUND PERFORMANCE INFORMATION
IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing a fund's net investment income by its share price on the last day of the period, according to the following formula:

                               Yield = 2 [(a - b + 1)6 - 1]
                                           cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d =
the maximum offering price per share on the last day of the period.

For the 30-day period ended December 31, 2002, Utilities' yield was 3.06%.

The Utilities Fund also may elect to advertise an annualized distribution rate, computed by multiplying the ordinary dividends earned by the fund over the most recent calendar quarter (excluding capital gains) by 4, dividing that number by the fund's share price (net asset value or maximum offering price) at the end of the period, and then multiplying that amount by 100:

  Dividends Earned Over Last Calendar Quarter X 4
  -----------------------------------------------

        Current Share Price                   X   100   =   Annualized Distribution Rate

The annualized distribution rate for the fund will differ from the fund's 30-day
SEC yield.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in a fund's net asset value per share during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The following tables set forth the average annual total return for the various classes of the funds for the one-, five- and 10-year periods (or the period since inception) ended December 31, 2002, the last day of the funds' most recent fiscal year.

Average annual total returns for periods of less than one year are calculated by determining a fund's total return for the period, extending that return for a full year (assuming that performance remains constant throughout the year), and quoting the result as an annual return. Because a fund's return may not remain constant over the course of a year, these performance figures should be viewed as strictly hypothetical.

The following table shows the average annual total returns of the funds' shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Average Annual Total Returns - Investor Class

Fiscal year ended December 31, 2002

Fund                                  1 year  5 years    10 years  Life of Class(1) Inception Date

-----------------------------------------------------------------------------------------------------------
Income & Growth
Return Before Taxes                  -19.37%   -0.09%     9.67%     11.79%          12/17/1990
Return After Taxes on Distributions  -19.81%   -0.79%     7.88%     N/A
Return After Taxes on Distributions
  and Sale of Fund Shares            -11.88%   -0.29%     7.31%     N/A

-----------------------------------------------------------------------------------------------------------
Equity Growth
Return Before Taxes                  -20.32%   -1.26%     9.29%     9.81%           05/09/1991
Return After Taxes on Distributions  -20.60%   -2.12%     7.13%     N/A
Return After Taxes on Distributions
  and Sale of Fund Shares            -12.47%   -1.07%     6.92%     N/A

1 Only a fund with performance for less than 10 years shows after-tax returns for the life of the class.

Average Annual Total Returns - Investor Class
Fiscal year ended December 31, 2002

Fund                               1 year     5 years    10 years  Life of Class(1)    Inception Date

-----------------------------------------------------------------------------------------------------------
Small Company
Return Before Taxes                 -4.00%      N/A       N/A       4.17%              07/31/1998
Return After Taxes on Distributions -4.07%      N/A       N/A       3.67%
Return After Taxes on Distributions
  and Sale of Fund Shares           -2.38%      N/A       N/A       3.26%

-----------------------------------------------------------------------------------------------------------
Global Gold
Return Before Taxes                 73.00%      8.45%     3.48%     0.51%              08/17/1988
Return After Taxes on Distributions 72.72%      8.10%     2.97%     N/A
Return After Taxes on Distributions
  and Sale of Fund Shares           44.81%      6.73%     2.63%     N/A

-----------------------------------------------------------------------------------------------------------
Global Natural Resources
Return Before Taxes                  -2.90%     3.01%     N/A       5.14%              09/15/1994
Return After Taxes on Distributions  -4.98%     1.74%     N/A       3.81%
Return After Taxes on Distributions
  and Sale of Fund Shares            -0.37%     2.12%     N/A       3.77%

-----------------------------------------------------------------------------------------------------------
Utilities
Return Before Taxes                  -27.44%   -3.27%     N/A       4.69%              03/01/1993
Return After Taxes on Distributions  -28.29%   -5.46%     N/A       2.46%
Return After Taxes on Distributions
   and Sale of Fund Shares           -16.83%   -2.84%     N/A       3.18%

Average Annual Total Returns - Institutional Class
Fiscal year ended December 31, 2002

Fund                                 1 year     5 years   Life of Class(1)   Inception Date

-----------------------------------------------------------------------------------------------------------
Income & Growth
Return Before Taxes                 -19.18%     N/A       0.13%              01/28/1998
Return After Taxes on Distributions -19.69%     N/A      -0.66%
Return After Taxes on Distributions
  and Sale of Fund Shares           -11.76%     N/A      -0.14%

-----------------------------------------------------------------------------------------------------------
Equity Growth
Return Before Taxes                 -20.14%     N/A      -1.07%              01/02/1998
Return After Taxes on Distributions -20.49%     N/A      -2.01%
Return After Taxes on Distributions
  and Sale of Fund Shares           -12.35%     N/A      -0.95%

-----------------------------------------------------------------------------------------------------------
Small Company
Return Before Taxes                  -3.65%     N/A       7.42%              10/01/1999
Return After Taxes on Distributions  -3.72%     N/A       6.72%
Return After Taxes on Distributions
  and Sale of Fund Shares            -2.16%     N/A       5.85%

1 Only a fund with performance for less than 10 years shows after-tax returns for the life of the class.

Average Annual Total Returns - Advisor Class
Fiscal year ended December 31, 2002

Fund                               1 year      5 years   Life of Class(1)   Inception Date

-----------------------------------------------------------------------------------------------------------
Income & Growth
Return Before Taxes                -19.60%      -0.36%   -0.10%             12/15/1997
Return After Taxes on Distributions-19.96%      -0.96%   -1.30%
Return After Taxes on Distributions
  and Sale of Fund Shares          -12.03%      -0.46%   -0.49%

-----------------------------------------------------------------------------------------------------------
Equity Growth
Return Before Taxes                -20.60%      -1.52%   -1.55%             10/09/1997
Return After Taxes on Distributions-20.80%      -2.28%   -3.03%
Return After Taxes on Distributions
  and Sale of Fund Shares          -12.64%      -1.23%   -1.55%

-----------------------------------------------------------------------------------------------------------
Small Company
Return Before Taxes                 -4.18%      N/A      -2.62%             09/07/2000
Return After Taxes on Distributions -4.25%      N/A      -3.46%
Return After Taxes on Distributions
  and Sale of Fund Shares           -2.49%      N/A      -2.27%

-----------------------------------------------------------------------------------------------------------
Global Gold
Return Before Taxes                 72.61%      N/A       5.60%             05/06/1998
Return After Taxes on Distributions 72.55%      N/A       5.33%
Return After Taxes on Distributions
  and Sale of Fund Shares           44.58%      N/A       4.39%

-----------------------------------------------------------------------------------------------------------
Global Natural Resources
Return Before Taxes                 -3.24%      N/A       2.16%             04/26/1999
Return After Taxes on Distributions -5.22%      N/A       0.71%
Return After Taxes on Distributions
  and Sale of Fund Shares           -0.57%      N/A       1.46%

-----------------------------------------------------------------------------------------------------------
Utilities

Return Before Taxes                -27.65%      N/A      -5.40%             06/25/1998
Return After Taxes on Distributions-28.43%      N/A      -7.49%
Return After Taxes on Distributions
  and Sale of Fund Shares          -16.96%      N/A      -4.42%

1 Only a fund with performance for less than 10 years shows after-tax returns for the life of the class.

Average Annual Total Returns - C Class
Fiscal year ended December 31, 2002

Fund                                 1 year        Life of Class(1)   Inception Date

-----------------------------------------------------------------------------------------------------------
Income & Growth
Return Before Taxes                 -21.08%        -16.79%            06/28/2001
Return After Taxes on Distributions -21.21%        -16.95%
Return After Taxes on Distributions
  and Sale of Fund Shares           -12.95%        -13.37%

-----------------------------------------------------------------------------------------------------------
Equity Growth
Return Before Taxes                 -22.02%        -18.25%            07/18/2001
Return After Taxes on Distributions -22.02%        -18.25%
Return After Taxes on Distributions
  and Sale of Fund Shares           -13.52%        -14.47%

1 Only a fund with performance for less than 10 years shows after-tax returns for the life of the class.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

Performance Comparisons

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge, and with indices that do not reflect administrative and management costs such as those incurred by mutual funds.
Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of
Governors of the Federal Reserve System); the federal funds and discount rates
(source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial
Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg
Financial Markets and Data Resources, Inc.); total returns on foreign bonds
(source: J.P. Morgan Securities, Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures
Index (source: Commodity Index Report); the price of gold (sources: London
a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills
and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

Permissible Advertising Information

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1)  discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2)  discussions of general economic trends, including illustrations of particular markets (like the gold market);

(3)  presentations of statistical data to supplement such discussions and to illustrate historical and projected demand for certain commodities;

(4)  descriptions of past or anticipated portfolio holdings for one or more of the funds;

(5)  descriptions of investment strategies for one or more of the funds;

(6)  descriptions or comparisons of various savings and investment products
     (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(7)  comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(8)  discussions of fund rankings or ratings by recognized rating organizations;
     and

(9)  testimonials describing the experience of persons that have invested in one or more of the funds.

The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

Multiple Class Performance Advertising

Pursuant to the Multiple Class Plans, the corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class's performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements of the funds have been audited by
PricewaterhouseCoopers LLP, independent accountants. Their reports and the financial statements included in the funds' Annual Reports for the fiscal year ended December 31, 2002, are incorporated herein by reference.

More information about the funds is contained in these documents.

Annual and Semiannual Reports

The annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting us at one of the addresses or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

You can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

On the Internet            * EDGAR database at www.sec.gov
                           * By email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-6009

Investment Company Act File No. 811-5447

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

www.americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business; Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

SH-SAI-34923  0309

PART C   OTHER INFORMATION

Item 23   Exhibits

(a)       (1) Amended and Restated Articles of Incorporation of American Century
          Quantitative Equity Funds, dated July 31, 1997 (filed electronically as Exhibit b1 to Post-Effective Amendment No. 20 to the Registration
          Statement of the Registrant on August 29, 1997, File No. 33-19589).

          (2) Certificate of Determination of American Century Quantitative
          Equity Funds, dated April 10, 2001 (filed electronically as Exhibit a2 to Post-Effective Amendment No. 30 to the Registration Statement of
          the Registrant on April 20, 2001, File No. 33-19589).

(b)       Amended and Restated Bylaws, dated March 9, 1998 (filed electronically as Exhibit b2 to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Municipal Trust on March 26, 1998, File
          No. 2-91229).

(c)       Registrant hereby incorporates by reference, as though set forth fully herein, Article III and Article V of Registrant's Amended and Restated
          Articles of Incorporation, appearing as an Exhibit to Post-Effective
          Amendment No. 30 to the Registration Statement on Form N-1A of the
          Registrant, and Article I, Article IV, Article V and Article VII of
          Registrant's Amended and Restated Bylaws, appearing as Exhibit (b)(2)
          to Post-Effective Amendment No. 23 to the Registration Statement on
          Form N-1A of American Century Municipal Trust.

(d)       (1) Management Agreement (Investor Class) between American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Funds, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc., dated August
          1, 1997 (filed electronically as Exhibit 5 to Post-Effective Amendment
          No. 33 to the Registration Statement of American Century Government
          Income Trust on July 31, 1997, File No. 2-99222).

          (2) Amendment to the Management Agreement (Investor Class) between
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Quantitative Equity Funds, American Century
          Target Maturities Trust and American Century Investment Management,
          Inc., dated March 1, 1998 (filed electronically as Exhibit 5b to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Municipal Trust on March 26, 1998, File No. 2-91229).

          (3) Amendment to the Management Agreement (Investor Class) between
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Quantitative Equity Funds, American Century
          Target Maturities Trust and American Century Investment Management,
          Inc., dated July 1, 1998 (filed electronically as Exhibit d3 to
          Post-Effective Amendment No. 39 to the Registration Statement of
          American Century Government Income Trust on July 28, 1999, File No.
          2-99222).

          (4) Amendment No. 1 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century Variable
          Portfolios II, Inc., American Century International Bond Funds,
          American Century Investment Trust, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust and American Century Investment Management, Inc.,
          dated September 16, 2000 (filed electronically as Exhibit d4 to
          Post-Effective Amendment No. 30 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on December
          29, 2000, File No. 2-82734).

          (5) Amendment No. 2 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century Variable
          Portfolios II, Inc., American Century International Bond Funds,
          American Century Investment Trust, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust and American Century Investment Management, Inc.,
          dated August 1, 2001 (filed electronically as Exhibit d5 to
          Post-Effective Amendment No. 44 to the Registration Statement of
          American Century Government Income Trust on July 31, 2001, File No.
          2-99222).

          (6) Amendment No. 3 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Quantitative Equity Funds,
          American Century Target Maturities Trust, American Century Variable
          Portfolios II, Inc. and American Century Investment Management, Inc.,
          dated December 3, 2001 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 16 to the Registration Statement of
          American Century Investment Trust on November 30, 2001, File No.
          33-65170).

          (7) Amendment No. 4 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Quantitative Equity Funds,
          American Century Target Maturities Trust, American Century Variable
          Portfolios II, Inc. and American Century Investment Management, Inc.,
          dated July 1, 2002 (filed electronically as Exhibit d7 to
          Post-Effective Amendment No. 17 to the Registration Statement of
          American Century Investment Trust on June 28, 2002, File No.
          33-65170).

          (8) Amendment No. 5 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Quantitative Equity Funds,
          American Century Target Maturities Trust, American Century Variable
          Portfolios II, Inc. and American Century Investment Management, Inc.,
          dated December 31, 2002 (filed electronically as Exhibit d8 to
          Post-Effective Amendment No. 4 to the Registration Statement of
          American Century Variable Portfolios II, Inc., on December 23, 2002,
          File No. 333-46922).

          (9) Management Agreement (Advisor Class) between American Century
          Government Income Trust, American Century International Bond Funds,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust and American Century Investment Management, Inc.,
          dated August 1, 1997 (filed electronically as Exhibit d3 to
          Post-Effective Amendment No. 27 to the Registration Statement of
          American Century Target Maturities Trust on August 28, 1997, File No.
          2-94608).

          (10) Amendment to the Management Agreement (Advisor Class) between
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Quantitative Equity Funds,
          American Century Target Maturities Trust, American Century Investment
          Trust and American Century Investment Management, Inc., dated June 1,
          1998 (filed electronically as Exhibit 5b to Post-Effective Amendment
          No. 9 to the Registration Statement of American Century Investment
          Trust on June 30, 1999, File No. 33-65170).

          (11) Amendment No. 1 to the Management Agreement (Advisor Class)
          between American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc., dated
          September 16, 2000 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 36 to the Registration Statement of
          American Century Target Maturities Trust on April 18, 2001, File No.
          2-94608).

          (12) Amendment No. 2 to the Management Agreement (Advisor Class)
          between American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc., dated August
          1, 2001 (filed electronically as Exhibit d8 to Post-Effective
          Amendment No. 44 to the Registration Statement of American Century
          Government Income Trust on July 31, 2001, File No. 2-99222).

          (13) Amendment No. 3 to the Management Agreement (Advisor Class)
          between American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Funds, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc., dated December
          3, 2001 (filed electronically as Exhibit d10 to Post-Effective
          Amendment No. 16 to the Registration Statement of the Registrant on
          November 30, 2001, File No. 33-65170).

          (14) Amendment No. 4 to the Management Agreement (Advisor Class)
          between American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc., dated July 1,
          2002 (filed electronically as Exhibit d13 to Post-Effective Amendment
          No. 17 to the Registration Statement of American Century Target
          Maturities Trust on January 31, 2003, File No. 2-94608).

          (15) Management Agreement (Institutional Class) between American
          Century Quantitative Equity Funds and American Century Investment
          Management, Inc., dated August 1, 1997 (filed electronically as an
          Exhibit to Post-Effective Amendment No. 20 to the Registration
          Statement of the Registrant on August 29, 1997, File No. 33-19589).

          (16) Amendment to the Management Agreement (Institutional Class)
          between American Century Quantitative Equity Funds and American
          Century Investment Management, Inc., dated July 1, 1998 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 27 to the
          Registration Statement of the Registrant on April 27, 2000, File No.
          33-19589).

          (17) Amendment No. 1 to the Management Agreement (Institutional Class)
          between American Century Quantitative Equity Funds, American Century
          Investment Trust and American Century Investment Management, Inc.,
          dated August 1, 2001 (filed electronically as Exhibit d13 to
          Post-Effective Amendment No. 15 to the Registration Statement of
          American Century Investment Trust on August 8, 2001, File No.
          33-65170).

          (18) Amendment No. 2 to the Management Agreement (Institutional Class)
          between American Century Quantitative Equity Funds, American Century
          Investment Trust, American Century Government Income Trust and
          American Century Investment Management, Inc., dated March 1, 2002
          (filed electronically as Exhibit d17 to the Post-Effective Amendment
          No. 46 to the Registration Statement of American Century Government
          Income Trust on March 4, 2002, File No. 2-99222).

          (19) Amendment No. 3 to the Management Agreement (Institutional Class)
          between American Century Quantitative Equity Funds, American Century
          Investment Trust, American Century Government Income Trust, American
          Century Municipal Trust and American Century Investment Management,
          Inc., dated December 31, 2002 (filed electronically as Exhibit d18 to
          Post-Effective Amendment No. 39 to the Registration Statement of
          American Century Municipal Trust on December 23, 2002, File No.
          2-91229).

          (20) Management Agreement (C Class) between American Century Target
          Maturities Trust, American Century California Tax-Free and Municipal
          Funds, American Century Government Income Trust, American Century
          Investment Trust, American Century Quantitative Equity Funds, American
          Century Municipal Trust and American Century Investment Management,
          Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (21) Amendment No. 1 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management, Inc. dated August 1, 2001
          (filed electronically as Exhibit d10 to Post-Effective Amendment No.
          44 to the Registration Statement of American Century Government Income
          Trust, on July 31, 2001, File No. 2-99222).

          (22) Amendment No. 2 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management, Inc., dated December 3, 2001
          (filed electronically as Exhibit d13 to Post-Effective Amendment No.
          16 to the Registration Statement of American Century Investment Trust
          on November 30, 2001, File No. 33-65170).

          (23) Amendment No. 3 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management, Inc., dated July 1, 2002
          (filed electronically as Exhibit d16 to Post-Effective Amendment No.
          17 to the Registration Statement of American Century Investment Trust
          on June 28, 2002, File No. 33-65170).

          (24) Amendment No. 4 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management, Inc., dated September 3, 2002
          (filed electronically as Exhibit d12 to Post-Effective Amendment No.
          34 to the Registration Statement of American Century California
          Tax-Free and Municipal Funds on October 1, 2002, File No. 2-82734).

          (25) Management Agreement (R Class) between American Century
          Quantitative Equity Funds and American Century Investment Management,
          Inc. (to be filed by amendment).

(e)       (1) Amended and Restated Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Premium Reserves, Inc., American Century
          Quantitative Equity Funds, American Century Strategic Asset
          Allocations, Inc., American Century Target Maturities Trust, American
          Century Variable Portfolios, Inc., American Century World Mutual
          Funds, Inc. and American Century Investment Services, Inc., dated
          September 3, 2002 (filed electronically as Exhibit e1 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on September 30, 2002, File
          No. 2-91229).

          (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
          between American Century California Tax-Free and Municipal Funds,
          American Century Capital Portfolios, Inc., American Century Government
          Income Trust, American Century International Bond Funds, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Mutual Funds, Inc., American Century Premium Reserves, Inc.,
          American Century Quantitative Equity Funds, American Century Strategic
          Asset Allocations, Inc., American Century Variable Portfolios II,
          Inc., American Century Target Maturities Trust, American Century
          Variable Portfolios, Inc., American Century World Mutual Funds, Inc.
          and American Century Investment Services, Inc., dated December 31,
          2002 (filed electronically as Exhibit e2 to Post-Effective Amendment
          No. 4 to the Registration Statement of American Century Variable
          Portfolios II, Inc., on December 23, 2002, File No. 333-46922).

          (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
          between American Century California Tax-Free and Municipal Funds,
          American Century Capital Portfolios, Inc., American Century Government
          Income Trust, American Century International Bond Funds, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Mutual Funds, Inc., American Century Quantitative Equity
          Funds, American Century Strategic Asset Allocations, Inc., American
          Century Target Maturities Trust, American Century Variable Portfolios,
          Inc., American Century Variable Portfolios II, Inc., American Century
          World Mutual Funds, Inc. and American Century Investment Services,
          Inc. (to be filed by amendment).

(f)       Not Applicable.

(g)       (1) Master Agreement by and between Commerce Bank, N.A. and Twentieth
          Century Services, Inc., dated January 22, 1997 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 2-14213).

          (2) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration
          Statement of American Century Government Income Trust on February 7,
          1997, File No. 2-99222).

          (3) Amendment to the Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank, dated December 9, 2000
          (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2
          to the Registration Statement of American Century Variable Portfolios
          II, Inc. on January 9, 2001, File No. 333-46922).

(h)       (1) Transfer Agency Agreement between American Century Quantitative
          Equity Funds and American Century Services Corporation, dated August
          1, 1997 (filed electronically as Exhibit 9 to Post-Effective Amendment
          No. 33 to the Registration Statement of American Century Government
          Income Trust on July 31, 1997, File No. 2-99222).

          (2) Amendment to the Transfer Agency Agreement between American
          Century Investment Trust, American Century California Tax-Free and
          Municipal Funds, American Century Government Income Trust, American
          Century International Bond Funds, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust, American Century Variable Portfolios II, Inc. and
          American Century Services Corporation, dated March 9, 1998 (filed electronically as Exhibit B9b to Post-Effective Amendment No. 23 to
          the Registration Statement of American Century Municipal Trust on
          March 26, 1998, File No. 2-91229).

          (3) Amendment No. 1 to the Transfer Agency Agreement between American
          Century Investment Trust, American Century California Tax-Free and
          Municipal Funds, American Century Government Income Trust, American
          Century International Bond Funds, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust, American Century Variable Portfolios II, Inc. and
          American Century Services Corporation, dated June 29, 1998 (filed electronically as Exhibit 9b to Post-Effective Amendment No. 23 to the
          Registration Statement of the Registrant on June 29, 1998, File No.
          33-19589).

          (4) Amendment No. 2 to the Transfer Agency Agreement between American
          Century Investment Trust, American Century California Tax-Free and
          Municipal Funds, American Century Government Income Trust, American
          Century International Bond Funds, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust, American Century Variable Portfolios II, Inc. and
          American Century Services Corporation, dated November 20, 2000 (filed electronically as Exhibit h4 to Post-Effective Amendment No. 30 to the
          Registration Statement of American Century California Tax-Free and
          Municipal Funds on December 29, 2000, File No. 2-82734).

          (5) Amendment No. 3 to the Transfer Agency Agreement between American
          Century Investment Trust, American Century California Tax-Free and
          Municipal Funds, American Century Government Income Trust, American
          Century International Bond Funds, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust, American Century Variable Portfolios II, Inc. and
          American Century Services Corporation, dated August 1, 2001 (filed electronically as Exhibit h5 to Post-Effective Amendment No. 44 to the
          Registration Statement of the Registrant on July 30, 2001, File No.
          2-99222).

          (6) Amendment No. 4 to the Transfer Agency Agreement between American
          Century Investment Trust, American Century California Tax-Free and
          Municipal Funds, American Century Government Income Trust, American
          Century International Bond Funds, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust, American Century Variable Portfolios II, Inc. and
          American Century Services Corporation, dated December 3, 2001 (filed electronically as Exhibit h6 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Investment Trust, on
          November 30, 2001, File No. 33-65170).

          (7) Amendment No. 5 to the Transfer Agency Agreement between American
          Century Investment Trust, American Century California Tax-Free and
          Municipal Funds, American Century Government Income Trust, American
          Century International Bond Funds, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust, American Century Variable Portfolios II, Inc. and
          American Century Services Corporation, dated July 1, 2002 (filed electronically as Exhibit h6 to Post-Effective Amendment No. 17 to the
          Registration Statement of American Century Investment Trust on June
          28, 2002, File No. 33-65170).

          (8) Amendment No. 6 to the Transfer Agency Agreement between American
          Century Investment Trust, American Century California Tax-Free and
          Municipal Funds, American Century Government Income Trust, American
          Century International Bond Funds, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust, American Century Variable Portfolios II, Inc. and
          American Century Services Corporation, dated September 3, 2002 (filed electronically as Exhibit h8 to Post-Effective Amendment No. 35 to the
          Registration Statement of American Century Municipal Trust on
          September 30, 2002, File No. 2-91229).

          (9) Amendment No. 7 to the Transfer Agency Agreement between American
          Century Investment Trust, American Century California Tax-Free and
          Municipal Funds, American Century Government Income Trust, American
          Century International Bond Funds, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust, American Century Variable Portfolios II, Inc. and
          American Century Services Corporation, dated December 31, 2002 (filed electronically as Exhibit h7 to Post-Effective Amendment No. 4 to the
          Registration Statement of American Century Variable Portfolios II,
          Inc., on December 23, 2002, File No. 333-46922).

          (10) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 19, 2000
          (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Target Maturities
          Trust on January 31, 2001, File No. 2-94608).

(i)       Opinion and Consent of Counsel (filed electronically as Exhibit i to
          Post-Effective Amendment No. 26 to the Registration Statement of the
          Registrant on March 31, 1999, File No. 33-19589).

(j)       (1) Consent of PricewaterhouseCoopers LLP (to be filed by amendment).

          (2) Power of Attorney, dated September 12, 2002 (filed electronically as Exhibit j4 to Post-Effective Amendment No. 35 to the Registration
          Statement of American Century Municipal Trust on September 30, 2002,
          File No. 2-91229).

          (3) Power of Attorney, dated December 17, 2002 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 4 to the Registration
          Statement of American Century Variable Portfolios II, Inc. on December
          23, 2002, File No. 333-46922).

          (4) Secretary's Certificate dated September 12, 2002 (filed electronically as Exhibit j5 to Post-Effective Amendment No. 35 to the
          Registration Statement of American Century Municipal Trust on
          September 30, 2002, File No. 2-91229).

(k)       Not Applicable.

(l)       Not Applicable.

(m)       (1) Master Distribution and Shareholder Services Plan of American
          Century Government Income Trust, American Century Investment Trust,
          American Century International Bond Funds, American Century Target
          Maturities Trust and American Century Quantitative Equity Funds
          (Advisor Class), dated August 1, 1997 (filed electronically as Exhibit
          m1 to Post-Effective Amendment No. 32 to the Registration Statement of
          American Century Target Maturities Trust on January 31, 2000, File No.
          2-94608).

          (2) Amendment to the Master Distribution and Shareholder Services Plan
          of American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Funds, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds (Advisor Class), dated June 29, 1998 (filed
          electronically as Exhibit m2 to Post-Effective Amendment No. 32 to the
          Registration Statement of American Century Target Maturities Trust on
          January 31, 2000, File No. 33-19589).

          (3) Amendment No. 1 to the Master Distribution and Shareholder
          Services Plan of American Century Government Income Trust, American
          Century Investment Trust, American Century International Bond Funds,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (Advisor Class), dated August 1, 2001 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 44 to the
          Registration Statement of American Century Government Income Trust, on
          July 31, 2001, File No. 2-99222).

          (4) Amendment No. 2 to the Master Distribution and Shareholder
          Services Plan of American Century Government Income Trust, American
          Century Investment Trust, American Century International Bond Funds,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (Advisor Class), dated December 3, 2001
          (filed electronically as Exhibit m4 to Post-Effective Amendment No. 16
          to the Registration Statement of American Century Investment Trust, on
          November 30, 2001, File No. 33-65170).

          (5) Amendment No. 3 to the Master Distribution and Shareholder
          Services Plan of American Century Government Income Trust, American
          Century Investment Trust, American Century International Bond Funds,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (Advisor Class), dated July 1, 2002 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 38 to the
          Registration Statement of American Century Target Maturities Trust, on
          January 31, 2003, File No. 2-94608).

          (6) Master Distribution and Individual Shareholder Services Plan of
          American Century Government Income Trust, American Century Investment
          Trust, American Century California Tax-Free and Municipal Funds,
          American Century Municipal Trust, American Century Target Maturities
          Trust and American Century Quantitative Equity Funds (C Class), dated
          September 16, 2000 (filed electronically as Exhibit m3 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (7) Amendment No. 1 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class), dated August 1, 2001 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 44 to the
          Registration Statement of American Century Government Income Trust, on
          July 31, 2001, File No. 2-99222).

          (8) Amendment No. 2 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class), dated December 3, 2001 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Investment Trust, on
          November 30, 2001, File No. 33-65170).

          (9) Amendment No. 3 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class), dated July 1, 2002 (filed electronically as Exhibit m9 to Post-Effective Amendment No. 17 to the
          Registration Statement of American Century Investment Trust on June
          28, 2002, File No. 33-65170).

          (10) Amendment No. 4 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class), dated September 3, 2002 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 35 to the
          Registration Statement of American Century Municipal Trust on
          September 30, 2002, File No. 2-91229).

          (11) Master Distribution and Individual Shareholder Services Plan of
          American Century Mutual Funds, Inc., American Century Capital
          Portfolios, Inc., American Century Quantitative Equity Funds, American
          Century World Mutual Funds, Inc. and American Century Strategic Asset
          Allocations, Inc. (R Class) (to be filed by amendment).

(n)       (1) Amended and Restated Multiple Class Plan of American Century
          Capital Portfolios, Inc., American Century Mutual Funds, Inc.,
          American Century Strategic Asset Allocations, Inc., American Century
          World Mutual Funds, Inc., American Century California Tax-Free and
          Municipal Funds, American Century Government Income Trust, American
          Century Investment Trust, American Century International Bond Funds,
          American Century Municipal Trust, American Century Quantitative Equity
          Funds and American Century Target Maturities Trust, dated September 3,
          2002 (filed electronically as Exhibit n1 to Post-Effective Amendment
          No. 35 to the Registration Statement of American Century California
          Tax-Free and Municipal Funds on December 17, 2002, File No. 2-82734).

          (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust, American Century
          Quantitative Equity Funds, American Century Capital Portfolios, Inc.,
          American Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc., dated
          December 31, 2002 (filed electronically as Exhibit n2 to
          Post-Effective Amendment No. 39 to the Registration Statement of
          American Century Municipal Trust on December 23, 2002, File No.
          2-91229).

(o)       Not applicable.

(p)       American Century Investments Code of Ethics (filed electronically as
          Exhibit p to Post-Effective Amendment No. 30 to the Registration
          Statement of American Century California Tax-Free and Municipal Funds
          on December 29, 2000, File No. 2-82734).

Item 24. Persons Controlled by or Under Common Control with Registrant.

     None.

Item 25. Indemnification.

     Under the laws of the State of California, the Directors are entitled and empowered to purchase insurance for and to provide by resolution or in the
Bylaws for indemnification out of Corporation assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Director or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Corporation. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Directors.

     Registrant hereby incorporates by reference, as though set forth fully herein, Article II, Section 16 of Registrant's Amended and Restated Bylaws,
dated March 9, 1998, appearing as Exhibit b(2) to Post-Effective Amendment No.
21 filed on April 15, 1998.

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor.

     None.

Item 27. Principal Underwriter.

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal       Positions and Offices     Positions and Offices
Business Address*         with Underwriter           with Registrant
------------------------------------------------------------------------

James E. Stowers, Jr.    Chairman and Director          none

James E. Stowers III     Co-Chairman and Director       Chairman and
                                                        Director

W. Gordon Snyder         President                      none

William M. Lyons         Chief Executive Officer,       President
                         Executive Vice President
                         and Director

Robert T. Jackson        Executive Vice President,      Executive Vice
                         Chief Financial Officer        President
                         and Chief Accounting Officer

Joseph Greene            Senior Vice President          none

Brian Jeter              Senior Vice President          none

Mark Killen              Senior Vice President          none

David C. Tucker          Senior Vice President          Senior Vice
                         and General Counsel            President

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of the Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

Item 29. Management Services.

     Not  Applicable.

Item 30. Undertakings.

     Not  Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940,
American Century Quantitative Equity Funds, the Registrant, has duly caused this
Post-Effective Amendment No. 34 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas
City, State of Missouri, on the 16th day of June, 2003.

                            AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS
                            (Registrant)

                            By: /*/William M. Lyons
                            William M. Lyons
                            President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 32 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                      Title                         Date
---------                      -----                         ----

*William M. Lyons           President, Trustee and
--------------------------  Principal Executive Officer   June 16, 2003
William M. Lyons

*Maryanne Roepke            Senior Vice President,        June 16, 2003
--------------------------  Treasurer and
Maryanne Roepke             Chief Accounting Officer

*Albert A. Eisenstat        Trustee                       June 16, 2003
--------------------------
Albert A. Eisenstat

*Ronald J. Gilson           Trustee                       June 16, 2003
--------------------------
Ronald J. Gilson

*Myron S. Scholes           Trustee                       June 16, 2003
--------------------------
Myron S. Scholes

*Kenneth E. Scott           Trustee                       June 16, 2003
--------------------------
Kenneth E. Scott

*John B. Shoven             Trustee                       June 16, 2003
--------------------------
John B. Shoven

*Jeanne D. Wohlers          Trustee                       June 16, 2003
--------------------------
Jeanne D. Wohlers

*By /s/ Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact